Summary of Significant Accounting Policies - Schedule of Concentration Risk (Detail) - Partner Concentration Risk	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Partner A | Revenue
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	33.00%	33.00%	30.00%
Partner A | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk percentage	29.00%		28.00%	50.00%
Partner B | Revenue
Concentration Risk [Line Items]
Concentration risk percentage	23.00%
Partner B | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk percentage	25.00%		13.00%